Initial Public Offering (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified					1 Months Ended		1 Months Ended				1 Months Ended
	Dec. 31, 2013		Jul. 24, 2013	Dec. 31, 2012	Jul. 27, 2013 Phillips 66 [Member]	Jul. 24, 2013 Phillips 66 [Member]	Jul. 27, 2013 Phillips 66 [Member]	Jul. 27, 2013 Common Units [Member]	Jul. 24, 2013 Common Units [Member] Phillips 66 [Member]	Jul. 24, 2013 Subordinated Units [Member] Phillips 66 [Member]	Mar. 31, 2014 Subsequent Event [Member] Phillips 66 [Member]	Mar. 31, 2014 Subsequent Event [Member] Phillips 66 [Member]	Mar. 31, 2014 Subsequent Event [Member] Gold Line Products System and Medford Spheres [Member] Phillips 66 [Member]
Initial Public Offering and Summary of Partnership Ownership
Initial public offering of common units (including over-allotment option), number of units								18,888,750
Initial public offering price per unit								$ 23.00
Common unit over-allotment option fully exercised by the underwriters, number of units								2,463,750
Number of common units Phillips 66 received in exchange for the Contributed Assets, units									16,328,362	35,217,112
Phillips 66's limited partner ownership interest, percentage							71.70%					73.00%
Number of general partner units Phillips 66 received in exchange for the Contributed Assets, units	1,437,433	[1]				1,437,433
Phillips 66's general partner ownership interest, percentage					2.00%						2.00%
Net proceeds from sale of common units to the public								$ 404.4
Underwriting discounts and commissions, structuring fees and other offering costs			30.0
Business Combinations [Abstract]
Proceeds from Offering utilized to partially fund the Gold Line/Medford Acquisition													$ 400

[1]	Financial information has been retrospectively adjusted for the Gold Line/Medford Acquisition.